Share-based payments - Share based payments charge (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based payments
Charge recognized for equity settled share based payment transactions	£ 156	£ 96